Right to Use Assets and Leases payable - Details about lease contracts of low amount assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments to be payable	R$ 1,118	R$ 7,292
Up to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments to be payable	124	1,147
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments to be payable	R$ 994	R$ 6,145